Interest Rate Swaps (Table) (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative [Line Items]
Notional amount	$ 75,361,094
Cash flow hedge losses to be reclassified into statement of operations within the next 12 months	295,730
Unicredit Bank AG - Not Qualifying For Hedge Accounting
Derivative [Line Items]
Effective date	Aug. 27, 2010
Termination Date	Aug. 27, 2015
Notional amount	40,800,000	45,900,000
Fixed rate	2.465%
Floating rate	3-month LIBOR
Reduction in notional amount	2,550,000
HSBC Bank Plc - Qualifying For Hedge Accounting
Derivative [Line Items]
Effective date	Apr. 10, 2012
Termination Date	Apr. 10, 2017
Notional amount	5,280,000	5,520,000
Fixed rate	1.485%
Floating rate	3-month LIBOR
Reduction in notional amount	120,000
HSH Nordbank AG - Qualifying For Hedge Accounting
Derivative [Line Items]
Effective date	May 08, 2012
Termination Date	May 05, 2017
Notional amount	10,687,500	11,062,500
Fixed rate	1.22%
Floating rate	3-month LIBOR
Reduction in notional amount	187,500
Nordea Bank Finland Plc - Qualifying For Hedge Accounting
Derivative [Line Items]
Effective date	May 04, 2012
Termination Date	Mar. 31, 2017
Notional amount	6,643,542	6,885,125
Fixed rate	1.14%
Floating rate	3-month LIBOR
Reduction in notional amount	120,792
Nordea Bank Finland Plc - Qualifying For Hedge Accounting
Derivative [Line Items]
Effective date	Jun. 18, 2012
Termination Date	May 04, 2017
Notional amount	6,606,302	6,846,531
Fixed rate	1.01%
Floating rate	3-month LIBOR
Reduction in notional amount	120,115
HSH Nordbank AG - Qualifying For Hedge Accounting
Derivative [Line Items]
Effective date	Aug. 06, 2012
Termination Date	May 05, 2017
Notional amount	5,343,750	5,531,250
Fixed rate	0.98%
Floating rate	3-month LIBOR
Reduction in notional amount	93,750
Total Not Qualifying For Hedge Accounting
Derivative [Line Items]
Notional amount	40,800,000	45,900,000
Total Qualifying For Hedge Accounting
Derivative [Line Items]
Notional amount	$ 34,561,094	$ 35,845,406